UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         York Capital Management Global Advisors, LLC
Address:      767 Fifth Avenue
              17th Floor
              New York, NY 10153


Form 13F File Number: 28-14350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         John J. Fosina
Title:        Chief Financial Officer
Phone:        (212) 300-1300


Signature, Place, and Date of Signing:

   /s/ John J. Fosina        New York, New York          November 14, 2012
  -------------------       -------------------         ------------------
       [Signature]             [City, State]                  [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                84
                                              -----------
Form 13F Information Table Value Total:       $ 3,258,470
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

               COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
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NAME OF ISSUER                      TITLE OF           CUSIP     VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
                                     CLASS                      (X$1000)  PRN AMT   PRN  CALL  DISCRETION   MGRS   SOLE  SHARED NONE
7 DAYS GROUP HLDGS LTD                ADR            81783J101      293      25,200 SH              SOLE            25,200
AETNA INC NEW                         COM            00817Y108   53,321   1,346,500 SH              SOLE         1,346,500
AMERICAN INTL GROUP INC             COM NEW          026874784  264,316   8,060,886 SH              SOLE         8,060,886
AUTHENTEC INC                         COM            52660107    12,423   1,550,000 SH              SOLE         1,550,000
APPLE INC                             COM            037833100   40,005      67,423 SH              SOLE            67,423
BEAM INC                              COM            073730103   56,258     977,717 SH              SOLE           977,717
BROOKDALE SR LIVING INC               COM            112463104   45,396   1,955,033 SH              SOLE         1,955,033
CELANESE CORP DEL                  COM SER A         150870103   41,495   1,094,568 SH              SOLE         1,094,568
CHENIERE ENERGY INC                 COM NEW          16411R208   18,060   1,162,910 SH              SOLE         1,162,910
CONSTELLATION BRANDS INC              CL A           21036P108   79,473   2,456,662 SH              SOLE         2,456,662
CORRECTIONS CORP AMER NEW           COM NEW          22025Y407   65,040   1,944,393 SH              SOLE         1,944,393
CARNIVAL CORP                      PAIRED CTF        143658300   11,457     314,506 SH              SOLE           314,506
CHEMTURA CORP                       COM NEW          163893209   48,105   2,793,556 SH              SOLE         2,793,556
CITIGROUP INC                       COM NEW          172967424   13,929     425,700 SH              SOLE           425,700
COMMERCIAL VEH GROUP INC              COM            202608105   11,554   1,571,946 SH              SOLE         1,571,946
DIGITAL RIV INC                       COM            25388B104    2,083     125,000 SH              SOLE           125,000
DIGITALGLOBE INC                    COM NEW          25389M877    3,201     157,000 SH              SOLE           157,000
DISH NETWORK CORP                     CL A           25470M109   30,445     994,596 SH              SOLE           994,596
DUN & BRADSTREET CORP DEL NE          COM            26483E100   99,814   1,253,629 SH              SOLE         1,253,629
FIFTH & PAC COS INC                   COM            316645100   47,048   3,681,374 SH              SOLE         3,681,374
FORTUNE BRANDS HOME & SEC IN          COM            34964C106   47,048   1,741,888 SH              SOLE         1,741,888
GENERAL GROWTH PPTYS INC NEW          COM            370023103  143,316   7,357,084 SH              SOLE         7,357,084
GEO GROUP INC                         COM            36159R103    9,845     355,800 SH              SOLE           355,800
GRIFOLS S A                     SP ADR REP B NVT     398438408   26,347   1,154,045 SH              SOLE         1,154,045
GILAT SATELLITE NETWORKS LTD        SHS NEW          M51474118   32,324   8,121,651 SH              SOLE         8,121,651
HARRY WINSTON DIAMOND CORP            COM            41587B100   15,673   1,317,919 SH              SOLE         1,317,919
HARVEST NATURAL RESOURCES IN          COM            41754V103    2,797     313,529 SH              SOLE           313,529
HERTZ GLOBAL HOLDINGS INC             COM            42805T105  178,948  13,033,343 SH              SOLE        13,033,343
HOME LN SERVICING SOLUTIONS         ORD SHS          G6648D109      182     542,500 SH              SOLE           542,500
INTERPUBLIC GROUP COS INC             COM            460690100   25,412   2,285,285 SH              SOLE         2,285,285
IVANHOE ENERGY INC                    COM            465790103      527     959,720 SH              SOLE           959,720
KAR AUCTION SVCS INC                  COM            48238T109    4,692     237,696 SH              SOLE           237,696
KINDER MORGAN INC DEL           *W EXP 05/25/201     49456B119    6,484   1,857,829 SH              SOLE         1,857,829
KRAFT FOODS INC                       CL A           50075N104   55,158   1,333,938 SH              SOLE         1,333,938
LIBERTY MEDIA CORPORATION        LIB CAP COM A       530322106   64,119     616,059 SH              SOLE           616,059
LIBERTY INTERACTIVE CORP         LBT VENT COM A      53071M880    9,988     201,200 SH              SOLE           201,200
MCGRAW HILL COS INC                   COM            580645109   23,042     422,100 SH              SOLE           422,100
METROPCS COMMUNICATIONS INC           COM            591708102   72,844   6,220,656 SH              SOLE         6,220,656
MPG OFFICE TR INC                     COM            553274101    5,513   1,645,635 SH              SOLE         1,645,635
MANITOWOC INC                         COM            563571108   82,057   6,151,187 SH              SOLE         6,151,187
MOTOROLA SOLUTIONS INC              COM NEW          620076307    6,819     134,900 SH              SOLE           134,900
NEXEN INC                             COM            65334H102   69,048   2,724,859 SH              SOLE         2,724,859
NOVACOPPER INC                        COM            66988K102    7,364   3,388,462 SH              SOLE         3,388,462
OAKTREE CAP GROUP LLC           UNIT 99/99/9999      674001201    3,075      75,007 SH              SOLE            75,007
OMNIVISION TECHNOLOGIES INC           COM            682128103    4,473     320,400 SH              SOLE           320,400
PACIFIC DRILLING SA LUXEMBOU        REG SHS          L7257P106   19,636   1,969,549 SH              SOLE         1,969,549
QLIK TECHNOLOGIES INC                 COM            74733T105   26,401   1,179,164 SH              SOLE         1,179,164
RADWARE LTD                           ORD            M81873107   52,619   1,460,838 SH              SOLE         1,460,838
REGIONS FINANCIAL CORP NEW            COM            7591EP100   96,718  13,442,340 SH              SOLE        13,442,340
ROCKWELL AUTOMATION INC               COM            773903109   58,465     840,616 SH              SOLE           840,616
ROCK-TENN CO                          CL A           772739207    2,965      41,071 SH              SOLE            41,071
SHANDA GAMES LTD                 SP ADR REPTG A      81941U105    2,350     623,377 SH              SOLE           623,377
SIRIUS XM RADIO INC                   COM            82967N108   10,135   3,913,102 SH              SOLE         3,913,102
SPRINT NEXTEL CORP                 COM SER 1         852061100   37,399   6,775,100 SH              SOLE         6,775,100
SUNCOKE ENERGY INC                    COM            86722A103    6,194     384,224 SH              SOLE           384,224
SANOFI                          RIGHT 12/31/2020     80105N113    7,592   4,519,166 SH              SOLE         4,519,166
SPANSION INC                      COM CL A NEW       84649R200      242      20,336 SH              SOLE            20,336
THERMON GROUP HLDGS INC               COM            88362T103    2,766     110,700 SH              SOLE           110,700
TRIO MERGER CORP                      COM            896697109      773      86,250 SH              SOLE            86,250
TRONOX LTD                          SHS CL A         Q9235V101    3,737     165,000 SH              SOLE           165,000
TURQUOISE HILL RES LTD                COM            900435108   39,702   4,681,874 SH              SOLE         4,681,874
TRANSOCEAN LTD                      REG SHS          H8817H100   11,990     267,104 SH              SOLE           267,104
TYCO INTERNATIONAL LTD                SHS            H89128104   80,856   1,561,842 SH              SOLE         1,561,842
UNITED RENTALS INC                    COM            911363109   62,698   1,916,798 SH              SOLE         1,916,798
VISTEON CORP                        COM NEW          92839U206   51,441   1,157,017 SH              SOLE         1,157,017
GRACE W R & CO DEL NEW                COM            38388F108    2,659      45,000 SH              SOLE            45,000
YAHOO INC                             COM            984332106  182,074  11,397,439 SH              SOLE        11,397,439
JA SOLAR HOLDINGS CO LTD        NOTE 4.500% 5/1      466090AA5      238     250,000 SH              SOLE           250,000
TRINA SOLAR LIMITED             NOTE 4.000% 7/1      89628EAA2    4,816   5,457,000 SH              SOLE         5,457,000
AMERICAN INTL GROUP INC             COM NEW          026874784   26,724     815,000 SH  CALL        SOLE           815,000
BP PLC                           SPONSORED ADR       55622104    21,180     500,000 SH  CALL        SOLE           500,000
BANK OF AMERICA CORPORATION           COM            60505104    32,824   3,717,300 SH  CALL        SOLE         3,717,300
CITIGROUP INC                       COM NEW          172967424   34,588   1,057,100 SH  CALL        SOLE         1,057,100
FORD MTR CO DEL                  COM PAR $0.01       345370860   49,300   5,000,000 SH  CALL        SOLE         5,000,000
GENERAL MTRS CO                       COM            37045V100  200,557   8,815,700 SH  CALL        SOLE         8,815,700
ISHARES TR                       DJ US REAL EST      464287739   16,095     250,000 SH  PUT         SOLE           250,000
MANITOWOC INC                         COM            563571108    8,544     640,500 SH  CALL        SOLE           640,500
MANITOWOC INC                         COM            563571108    5,336     400,000 SH  PUT         SOLE           400,000
NII HLDGS INC                       CL B NEW         62913F201   23,669   3,022,900 SH  PUT         SOLE         3,022,900
UNDER ARMOUR INC                      CL A           904311107   16,749     300,000 SH  PUT         SOLE           300,000
VMWARE INC                          CL A COM         928563402   82,819     856,100 SH  PUT         SOLE           856,100
ISHARES TR                        RUSSELL 2000       464287655  134,338   1,610,000 SH  PUT         SOLE         1,610,000
General Motors Co A Warrants    *W EXP 07/10/201     37045V118      294      21,324 SH              SOLE            21,324
General Motors Co B Warrants    *W EXP 07/10/201     37045V126      176      21,324 SH              SOLE            21,324